Share based compensation - Summary of options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - beginning balance	147,443,650	138,593,650	126,581,250
Granted	5,361,550	8,850,000	12,012,400
Forfeited	(133,879)
Contractually Granted - ending balance	152,805,200	147,443,650	138,593,650	126,581,250
Granted (for Purpose of Measuring Share-based Compensation Expense) - beginning balance	100,333,860	74,493,362	43,681,848
Granted	27,764,353	25,840,498	30,811,514
Forfeited			(9,056,467)
Granted (for Purpose of Measuring Share-based Compensation Expense) - ending balance	128,098,213	100,333,860	74,493,362	43,681,848
Number of Shares
Beginning balance	74,681,503	52,420,930	41,468,341
Granted	27,764,353	25,840,498	30,811,514
Exercised	(6,243,395)	(3,579,925)	(10,802,458)
Forfeited			(9,056,467)
Ending balance	96,068,582	74,681,503	52,420,930	41,468,341
Vested and exercisable	89,467,431	74,715,658	6,221,650
Weighted Average Exercise Price
Beginning balance	$ 0.152	$ 0.163	$ 0.171
Granted	0.113	0.124	0.13
Exercised	0.198	0.24	0.268
Forfeited	0.068	0.036	0.144
Ending balance	0.142	0.152	0.163	$ 0.171
Vested and exercisable	$ 0.14	$ 0.174	$ 0.19
Weighted average remaining contractual life (years)
Weighted average remaining contractual life	4 years 10 months 28 days	5 years 9 months 7 days	6 years 7 months 13 days	7 years 21 days
Granted	5 years 5 months 12 days	6 years 1 month 28 days	6 years 10 months 6 days
Vested and exercisable	4 years 9 months 21 days	5 years 5 months 26 days	5 years 5 months 23 days
Aggregate intrinsic value
Beginning balance	$ 178,803	$ 116,149	$ 88,297
Granted	57,207	51,344	48,251
Ending balance	255,275	178,803	116,149	$ 88,297
Vested and exercisable	$ 195,913	$ 148,360	$ 11,263
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding share options held by non - employees	2,696,777	4,329,502